SEGMENTED INFORMATION (Details 3) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Segmented information [Line Items]
Revenue		$ 604.5	$ 388.7
Customers [Member]
Segmented information [Line Items]
Revenue	[1]	490.7	264.0
Rainy River [Member]
Segmented information [Line Items]
Revenue	[2]	274.4	34.3
Rainy River [Member] | Customers one [Member]
Segmented information [Line Items]
Revenue		137.9
Rainy River [Member] | Customers two [Member]
Segmented information [Line Items]
Revenue		78.0
Cerro San Pedro [Member]
Segmented information [Line Items]
Revenue	[2]	16.0	52.4
Cerro San Pedro [Member] | Customers one [Member]
Segmented information [Line Items]
Revenue	[3]		4.4
New Afton [Member]
Segmented information [Line Items]
Revenue	[2]	314.1	302.0
New Afton [Member] | Customers one [Member]
Segmented information [Line Items]
Revenue		109.9	125.5
New Afton [Member] | Customers two [Member]
Segmented information [Line Items]
Revenue		94.2	$ 99.8
New Afton [Member] | Customers three [Member]
Segmented information [Line Items]
Revenue		$ 70.7

[1]	Amounts presented exclude sales generated from Peak Mines and Mesquite, which have been classified as discontinued operations.
[2]	Segmented revenue reported above represents revenue generated from external customers. There were no inter-segment sales in the year ended December 31, 2017.
[3]	For the year ended December 31, 2017, Rainy River and Cerro San Pedro sold to the same customer.